Debt Payment Obligation	12 Months Ended
Mar. 31, 2015
Debt Payment Obligation [Abstract]
Debt Payment Obligations

Note 7. Debt Payment Obligations

The principal due on our convertible notes payable and convertible notes payable is as follows:

For the periods ending March 31,
2016	$13,734
2017	415,640
2018	13,229
2019	10,364
2020	—
Total payments	$452,967